Merger Transaction and Related Financing Transactions (Details)									12 Months Ended
	Nov. 09, 2022 CNY (¥) shares	Sep. 29, 2022 CNY (¥)	Sep. 29, 2022 USD ($)	Sep. 28, 2022 CNY (¥) shares	Sep. 28, 2022 USD ($) shares	Sep. 27, 2022 shares	Jun. 07, 2022 shares	Jan. 19, 2021 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 28, 2022 USD ($) shares	Jul. 28, 2022 CNY (¥)	Jul. 28, 2022 USD ($)	Dec. 31, 2021 $ / shares
Merger Transaction and Related Financing Transactions
Gross proceeds | ¥									¥ 355,535,000
Number of existing shares converted							164
Issuance of shares (in shares)	826,446			5,693,636	5,693,636
Par value of Ordinary Shares | $ / shares													$ 0.00000939586994067732						$ 0.00000939586994067732
Earn in shares expiry term				5 years	5 years
Fair value of the Earn-in Shares				¥ 419,531,300	$ 59,000,000
Commitment to issue shares									14,000,000				14,000,000
Cash acquired from SPAC				24,237,896	3,408,651				¥ 24,237,896	$ 3,408,651
Warrant liabilities issued				61,863,090					61,863,090				$ 8,700,000			$ 8,700,000
Issuance of shares to Cantor | ¥	¥ 21,656,700								¥ 21,656,700		¥ 292,409,622	¥ 10,089,101
Cash deposited as collateral														¥ 377,490,814	$ 53,169,218
Payment for issuance costs of ordinary shares | ¥											¥ 136,000	¥ 1,719,802
PIPE Warrants
Merger Transaction and Related Financing Transactions
Gross proceeds		¥ 316,426,861	$ 44,500,100	¥ 316,426,861	$ 44,500,100
Issuance of shares (in shares)				5,050,000	5,050,000				5,050,000	5,050,000
Number of warrants issued				1,200,000					1,200,000				1,200,000			1,200,000
Proceeds from issuance of shares and warrants | $										$ 44,500,100
Warrant liabilities issued				¥ 3,555,349												$ 500,000
Public Warrants
Merger Transaction and Related Financing Transactions
Number of warrants issued				17,250,000												17,250,000
Sponsor Warrants
Merger Transaction and Related Financing Transactions
Number of warrants issued				4,450,000												4,450,000
Silver Crest Management LLC
Merger Transaction and Related Financing Transactions
Issuance of shares (in shares)									5,693,636	5,693,636
Fair value of the Earn-in Shares				¥ 41,953,130	$ 5,900,000
Silver Crest Management LLC | Class A ordinary shares
Merger Transaction and Related Financing Transactions
Issuance of shares (in shares)									1,381,136	1,381,136
Silver Crest Management LLC | Class B ordinary shares
Merger Transaction and Related Financing Transactions
Issuance of shares (in shares)									4,312,500	4,312,500
Silver Crest Management LLC | Sponsor [Member]
Merger Transaction and Related Financing Transactions
Issuance of shares (in shares)									1,400,000	1,400,000
Cantor
Merger Transaction and Related Financing Transactions
Gross proceeds | $										$ 100,000,000
Cash deposited as collateral									¥ 21,656,700				$ 3,000,000
Numerator for calculation of shares to be issued | $										$ 3,000,000
Dollar volume-weighted average price (as a percent)									97.00%	97.00%
Term beginning from the effective date of registration									36 months	36 months
Number of ordinary shares issued as consideration for commitment shares									826,446				826,446
Pangaea Two Acquisition Holdings XXIIA and XXIIB, Ltd
Merger Transaction and Related Financing Transactions
Issuance of shares (in shares)									200,000	200,000
Share price | $ / shares													$ 11.50
Fair value of the options									¥ 1,777,675	$ 250,000
Exercise period									30 days	30 days
Price per option share | $ / shares										$ 0.01
Ordinary shares price per unit | $ / shares										$ 18.00
Threshold consecutive trading days for exercise of option									20 days	20 days
THC Hope IB Limited
Merger Transaction and Related Financing Transactions
Number of existing shares converted						7,745
Merger Agreement with Miami Swan Ltd
Merger Transaction and Related Financing Transactions
Gross proceeds | $								$ 345,000,000
Number of existing shares converted									124,368,473	124,368,473
Exchange ratio									1,064.3	1,064.3
Issuance of shares (in shares)									116,855	116,855
Merger Agreement with Miami Swan Ltd | THC Hope IB Limited
Merger Transaction and Related Financing Transactions
Number of existing shares converted									8,242,983	8,242,983
Exchange ratio									1,064.3	1,064.3
Issuance of shares (in shares)									7,745	7,745
Merger Agreement with Miami Swan Ltd | Minimum
Merger Transaction and Related Financing Transactions
Par value of Ordinary Shares | $ / shares													0.01
Merger Agreement with Miami Swan Ltd | Maximum
Merger Transaction and Related Financing Transactions
Par value of Ordinary Shares | $ / shares													$ 0.00000939586994067732
Equity Support Agreement
Merger Transaction and Related Financing Transactions
Issuance of shares (in shares)				5,000,000	5,000,000
Cash deposited as collateral				¥ 355,535,000									$ 3,166,667			$ 50,000,000
Payment for issuance costs of ordinary shares									¥ 4,621,955	$ 650,000
Equity Support Agreement | Shaolin Capital Management LLC
Merger Transaction and Related Financing Transactions
Gross proceeds | $										$ 50,000,000
Issuance of shares (in shares)									5,000,000	5,000,000
Cash deposited as collateral																	¥ 355,535,000	$ 50,000,000